Consolidated Summary of Investments - Other Than Investments in Related Parties (Details) $ in Millions	Dec. 31, 2015 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	$ 476,242
Estimated Fair Value	495,459
Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	332,964
Estimated Fair Value	351,402
Amount at Which Shown on Balance Sheet	351,402
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	45,451
Estimated Fair Value	50,499
Amount at Which Shown on Balance Sheet	50,499
U.S. Treasury and agency
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	56,499
Estimated Fair Value	61,646
Amount at Which Shown on Balance Sheet	61,646
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	17,789
Estimated Fair Value	19,029
Amount at Which Shown on Balance Sheet	19,029
State and political subdivision
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	13,723
Estimated Fair Value	15,441
Amount at Which Shown on Balance Sheet	15,441
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	133,194
Estimated Fair Value	137,379
Amount at Which Shown on Balance Sheet	137,379
Total bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	266,656
Estimated Fair Value	283,994
Amount at Which Shown on Balance Sheet	283,994
Mortgage-backed and asset-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	64,822
Estimated Fair Value	65,824
Amount at Which Shown on Balance Sheet	65,824
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,486
Estimated Fair Value	1,584
Amount at Which Shown on Balance Sheet	1,584
Fair value option and trading securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	14,569
Estimated Fair Value	15,024
Amount at Which Shown on Balance Sheet	15,024
Equity Securities, Investment Summary [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	2,997
Estimated Fair Value	3,321
Amount at Which Shown on Balance Sheet	3,321
Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,713
Estimated Fair Value	1,988
Amount at Which Shown on Balance Sheet	1,988
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	199
Estimated Fair Value	181
Amount at Which Shown on Balance Sheet	181
Banks, trust and insurance companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	50
Estimated Fair Value	83
Amount at Which Shown on Balance Sheet	83
Non-redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,035
Estimated Fair Value	1,069
Amount at Which Shown on Balance Sheet	1,069
Held-for-investment
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	67,102
Estimated Fair Value	67,102
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	11,258
Estimated Fair Value	11,258
Real estate and real estate joint ventures
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	8,388
Estimated Fair Value	8,388
Real estate acquired in satisfaction of debt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	45
Estimated Fair Value	45
Other limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	7,096
Estimated Fair Value	7,096
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	9,299
Estimated Fair Value	9,299
Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	22,524
Estimated Fair Value	$ 22,524